Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AFL CIO Housing Investment Trust
Entity Central Index Key	0000225030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
AFL CIO HOUSING INVESTMENT TRUST [Member]
Shareholder Report [Line Items]
Fund Name	AFL CIO HOUSING INVESTMENT TRUST
Class Name	AFL CIO HOUSING INVESTMENT TRUST
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual report contains important information about the AFL-CIO Housing Investment Trust (the “HIT”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the HIT at aflcio-hit.com/ shareholder-reports/. You can also request this information by contacting us at 1-202-331-8055 or IR@aflcio-hit.com.
Additional Information Phone Number	1-202-331-8055
Additional Information Email	IR@aflcio-hit.com
Additional Information Website	aflcio-hit.com/ shareholder-reports/
Expenses [Text Block]

WHAT WERE THE HIT’S COSTS FOR THE PAST SIX MONTHS?

BASED ON A HYPOTHETICAL $10,000 INVESTMENT

The below table explains the costs that Participants would have paid within the reporting period.

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
AFL-CIO Housing Investment Trust	$15	0.30%

[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.30%, as of June 30, 2025

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30% [1]
Factors Affecting Performance [Text Block]

HOW DID THE HIT PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?

The HIT ended the first half of 2025 with a gross return of 3.66% and a net return of 3.51%, compared to 4.02% for the Bloomberg US Aggregate Bond Index* (Bloomberg Aggregate or Benchmark). Lower interest rates and tighter asset spreads drove positive total returns for investment grade fixed income sectors over the past six months. As of June 30, 2025, the HIT offered a yield to worst2 of 5.04%, a 51-basis point yield advantage over the Bloomberg Aggregate, while also offering superior credit quality; 91% of the HIT’s portfolio was government/agency credit compared to only 72% for the Bloomberg Aggregate.

CONTRIBUTORS	DETRACTORS

HIT’s coupon advantage relative to the Benchmark

HIT’s underweight to Treasuries, the worst performing asset class in the Bloomberg Aggregate during the period
HIT’s structural underweight to corporate bonds, the second-best performing asset class in the Benchmark on an excess return basis

HIT’s overweight to agency-insured multifamily mortgage-backed securities (MBS), as spreads widened to Treasuries

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]

FUND PERFORMANCE

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the HIT. It assumes a $50,000 initial investment at the beginning of the first fiscal year in the Benchmark.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS
	1 YEAR	5 YEAR	10 YEAR
HIT Gross	5.95%	-0.46%	1.84%
HIT Net	5.62%	-0.78%	1.47%
Bloomberg Aggregate*	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deductions of taxes that a Participant would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit aflcio-hit.com/investors/ for the most recent performance information.
Net Assets	$ 7,226,593,688
Holdings Count | Holdings	896
Investment Company, Portfolio Turnover	15.70%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

HIT’s Net Assets	$7,226,593,688
Total Number of Portfolio Holdings	896
Portfolio Turnover Rate	15.7%
Ratio of Net Investment Income to Average Net Assets	3.65%
Effective Duration	6.00
Current Yield	4.10%
Yield to Worst[2]	5.04%
Advisory Fee Paid	N/A

[2]	Yield-to-Worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting. It does not represent the performance yield. It is calculated by using the lower of either the yield to maturity or the yield to call on every possible call date.

Holdings [Text Block]

FUND HOLDINGS (AS OF JUNE 30, 2025)

[3]	U.S. Government or Agency includes holdings of government securities issued by the U.S. Department of Treasury and mortgage securities issued by a U.S. government-backed agency (e.g., Ginnie Mae) or U.S. government-sponsored enterprise (e.g., Freddie Mac or Fannie Mae). Holdings designated at “AAA” or “AA” have been rated by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by these ratings agencies, the highest rating is applied. Moody’s ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Holdings designated as “Not Rated” have not been rated by S&P, Moody’s or Fitch.

[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.30%, as of June 30, 2025